Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and principal activities
Schedule of consolidated subsidiaries and VIE

  As of December 31, 2013, the Company's significant consolidated subsidiaries and VIE consist of the following:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities
Guangzhou Vipshop Information Technology Co., Ltd.("Vipshop Information" or the "VIE")	August 22, 2008	China	VIE	Online retail
Vipshop International Holdings Limited("Vipshop HK")	October 22, 2010	Hong Kong	100%	Investment holding
Vipshop (China) Co., Ltd.(the "WOFE")	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd.("Vipshop Kunshan")	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd.("Vipshop Jianyang")	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd. ("Vipshop Tianjin")	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. ("Pinwei Software")	December 6, 2012	China	100%	Software development and information technology support
Shanghai Pinzhong Commercial Factoring Co., Ltd. ("Pinzhong Factoring")	August 1, 2013	China	100%	Business financing